UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21603

SPECIAL VALUE OPPORTUNITIES FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE OPPORTUNITIES FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2008

Date of reporting period: SEPTEMBER 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

September 30, 2008

Showing Percentage of Total Cash and Investments of the Company

Security	Principal Amount	Fair Value	Percent of Cash and Investments

Debt Securities (64.88%)
Bank Debt (55.94%) (1)
Alumina and Aluminum Production and Processing (4.27%)
Revere Industries, LLC, 2nd Lien Term Loan, LIBOR + 12.5%, due 6/14/11
(Acquired 12/14/05, Amortized Cost $49,140,970)	$49,140,970	$44,718,283	4.27%

Basic Chemical Manufacturing (0.06%)
Hawkeye Renewables, LLC, 2nd Lien Term Loan, LIBOR + 7.25%, due 6/30/13
(Acquired 7/18/06, Amortized Cost $2,742,730)	$2,813,056	622,389	0.06%

Cable Service Carriers (3.59%)
Casema, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 4.75% PIK, due 9/12/16
(Acquired 10/3/06, Amortized Cost $36,894,761) - (Netherlands) (7)	€28,449,939	37,605,971	3.59%

Communications Equipment Manufacturing (11.16%)
Dialogic Corporation, Senior Secured Notes, LIBOR + 10%, due 9/30/10
(Acquired 9/28/06, Amortized Cost $17,581,602) (2)	$17,581,602	18,021,142	1.72%
Dialogic Corporation, Senior Secured Notes, LIBOR + 8%, due 10/6/12
(Acquired 10/5/07, Amortized Cost $6,962,315) (2)	$7,032,641	7,173,294	0.68%
Enterasys Network Distribution Ltd., 2nd Lien Term Loan, LIBOR + 9.25%, due 2/22/11
(Acquired 3/1/06, Amortized Cost $6,399,703) - (Ireland) (2), (3)	$6,530,309	6,465,006	0.62%
Enterasys Networks, Inc., 2nd Lien Term Loan, LIBOR + 9%, due 2/22/11
(Acquired 3/1/06, Amortized Cost $28,060,237) (2), (3)	$28,632,895	28,346,566	2.70%
Enterasys Networks, Inc., Mezzanine Term Loan, LIBOR + 9.166%, due 2/22/11
(Acquired 3/1/06, Amortized Cost $24,269,566) (2), (3)	$27,638,279	26,740,035	2.55%
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR + 3.25%, due 8/10/14
(Acquired 12/13/07, Amortized Cost $32,039,532)	$34,084,609	30,267,133	2.89%
Total Communications Equipment Manufacturing		117,013,176

Computer and Peripheral Equipment Manufacturing (1.14%)
Palm, Inc., Tranche B Term Loan, LIBOR + 3.5%, due 4/24/14
(Acquired 11/1/07, Amortized Cost $17,525,206)	$19,472,451	11,975,558	1.14%

Data Processing, Hosting, and Related Services (8.13%)
GXS Worldwide, Inc., 1st Lien Term Loan, LIBOR + 4.0%, due 3/31/13
(Acquired 10/12/07, Amortized Cost $15,539,016) (3)	$15,856,139	14,984,051	1.43%
GXS Worldwide, Inc., 2nd Lien Term Loan, LIBOR + 7.5%, due 9/30/13
(Acquired 10/12/07, Amortized Cost $38,194,665) (3)	$38,776,310	37,225,258	3.55%
Terremark Worldwide, Inc., 1st Lien Term Loan, LIBOR + 3.75%, due 7/31/12
(Acquired 8/1/07, Amortized Cost $9,711,640)	$9,711,640	9,274,616	0.89%
Terremark Worldwide, Inc., 2nd Lien Term Loan,
LIBOR + 3.25% Cash + 4.5% PIK, due 1/31/13
(Acquired 8/1/07, Amortized Cost $24,854,103)	$24,994,597	23,713,624	2.26%
Total Data Processing, Hosting, and Related Services		85,197,549

Electric Power Generation, Transmission and Distribution (0.09%)
La Paloma Generating Company, Residual Bank Debt
(Acquired 2/2/05, 3/18/05, and 5/6/05, Amortized Cost $2,977,479) (4)	$35,592,323	925,852	0.09%

Management, Scientific, and Technical Consulting Services (0.68%)
Booz Allen Hamilton Mezzanine Loan, 11% Cash + 2% PIK, due 7/31/16
(Acquired 8/1/08, Amortized Cost $7,232,625)	$7,305,682	7,104,775	0.68%

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

September 30, 2008

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Security	Amount	Value	Investments

Debt Securities (continued)
Motor Vehicle Manufacturing (1.25%)
General Motors Corporation, Revolver, LIBOR + 1.75%, due 7/20/11
(Acquired 9/26/07, 9/27/07, 11/8/07, and 12/6/07 Cost $18,317,221)	$20,000,000	$13,081,810	1.25%

Motor Vehicle Parts Manufacturing (0.97%)
EaglePicher Corporation, 1st Lien Tranche B Term Loan, LIBOR + 4.5%, due 12/31/12
(Acquired 12/31/07, Amortized Cost $5,575,170) (2), (3)	$5,575,170	5,378,183	0.51%
EaglePicher Corporation, 2nd Lien Term Loan, LIBOR + 7.5%, due 12/31/13
(Acquired 12/31/07, Amortized Cost $4,922,849) (2), (3)	$4,922,849	4,818,647	0.46%
Total Motor Vehicle Parts Manufacturing		10,196,830

Offices of Real Estate Agents and Brokers (1.86%)
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13
(Acquired 6/28/07, 7/9/07, 7/13/07, and 8/17/07, Cost $6,240,417)	$20,000,000	2,606,667	0.25%
Realogy Corporation, Delayed Draw Term Loan, LIBOR + 3%, due 10/10/13
(Acquired 10/9/07, Amortized Cost $11,676,701) (5)	$12,356,297	9,228,609	0.88%
Realogy Corporation, Term Loan B, LIBOR + 3%, due 10/10/13
(Acquired 7/17/07, 7/18/07, 7/19/07, 8/15/07, 8/16/07,10/26/07 and 1/11/08,
Amortized Cost $9,478,161) (6)	$10,242,158	7,649,611	0.73%
Total Offices of Real Estate Agents and Brokers		19,484,887

Plastics Product Manufacturing (2.16%)
TR Acquisition Holdings, LLC, 10% PIK, due 5/31/10
(Acquired 12/27/07 and 1/3/08, Amortized Cost $18,018,482) (2), (3), (13)	$18,018,243	15,495,689	1.48%
WinCup, Inc., Term Loan C-2, LIBOR + 14.5% PIK, due 5/29/10
(Acquired 9/18/08, Amortized Cost $7,032,641) (2), (3), (13)	$7,032,641	7,138,130	0.68%
Total Plastics Product Manufacturing		22,633,819

Radio and Television Broadcasting (0.13%)
High Plains Broadcasting Operating Company, Term Loan, LIBOR + 5%, due 9/14/16
(Acquired 9/15/08, Amortized Cost $309,497)	$340,106	289,090	0.03%
Newport Television LLC, Term Loan B, LIBOR + 5%, due 9/14/16
(Acquired 5/1/08 and 5/29/08, Amortized Cost $1,169,851)	$1,285,550	1,092,718	0.10%
Total Radio and Television Broadcasting		1,381,808

Satellite Telecommunications (5.18%)
WildBlue Communications, Inc., 1st Lien Delayed Draw Term Loan,
LIBOR + 4% Cash + 2.5% PIK, due 12/31/09
(Acquired 6/6/06, Amortized Cost $27,255,031) (3)	$27,299,946	25,588,240	2.44%
WildBlue Communications, Inc., 2nd Lien Delayed Draw Term Loan,
LIBOR + 8.5% Cash + 7.25% PIK, due 8/15/11
(Acquired 8/16/06, Amortized Cost $29,940,483) (3)	$30,875,205	28,737,097	2.74%
Total Satellite Telecommunications		54,325,337

Scheduled Air Transportation (3.87%)
Northwest Airlines, Inc., 1st Preferred Mortgage Loan, N645NW, 9.85%, due 10/15/12
(Restated and Amended 1/18/06, Amortized Cost $11,320,975)	$11,385,911	11,405,837	1.09%
Northwest Airlines, Inc., 1st Preferred Mortgage Loan, N646NW, 9.85%, due 10/15/12
(Restated and Amended 1/18/06, Amortized Cost $11,320,975)	$11,385,911	11,405,837	1.09%

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

September 30, 2008

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Security	Amount	Value	Investments

Debt Securities (continued)
Northwest Airlines, Inc., 1st Preferred Mortgage Loan, N632NW, 9.85%, due 7/15/13
(Restated and Amended 1/18/06, Amortized Cost $12,761,697)	$12,700,963	$12,704,138	1.21%
Northwest Airlines, Inc., 1st Preferred Mortgage Loan, N631NW, 9.85%, due 12/15/13
(Restated and Amended 1/18/06, Amortized Cost $4,875,433)	$5,083,109	5,067,859	0.48%
Total Scheduled Air Transportation		40,583,671

Semiconductor and Other Electronic Component Manufacturing (3.61%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 6.75%, due 12/18/12
(Acquired 7/12/07 and 11/19/07, Amortized Cost $6,839,487)	$7,160,016	6,623,015	0.63%
Isola USA Corporation, 2nd Lien Term Loan, LIBOR + 11%, due 12/18/13
(Acquired 12/21/06, 4/16/07 and 5/22/07, Amortized Cost $34,747,512)	$35,866,469	31,203,828	2.98%
Total Semiconductor and Other Electronic Component Manufacturing		37,826,843

Telecom Wireline (7.79%)
Cavalier Telephone Corporation, Senior Secured 1st Lien Term Loan,
LIBOR + 6.25% Cash + 1% PIK, due 12/31/12
(Acquired 4/18/08 and 4/24/08, Amortized Cost $1,166,592)	$1,544,407	926,644	0.09%
Global Crossing Limited, Tranche B Term Loan, LIBOR + 6.25%, due 5/9/12
(Acquired 6/4/07, Amortized Cost $14,527,605)	$14,527,605	13,438,035	1.28%
Hawaiian Telcom Communications Inc., Revolver, LIBOR + 2.25%, due 4/30/12
(Acquired 5/9/08 and 5/16/08, Cost $(1,058,060))	$5,210,440	(1,406,819)	(0.13)%
Integra Telecom, Inc., 2nd Lien Term Loan, LIBOR + 7%, due 2/28/14
(Acquired 9/5/07, Amortized Cost $13,924,310)	$14,504,490	12,908,996	1.23%
Integra Telecom, Inc., Term Loan, LIBOR + 10% PIK, due 8/31/14
(Acquired 9/5/07 and 4/2/08, Amortized Cost $29,307,769)	$30,138,248	23,809,216	2.27%
Interstate Fibernet, Inc., 1st Lien Term Loan, LIBOR + 4%, due 7/31/13
(Acquired 8/1/07, Amortized Cost $18,984,780)	$19,521,624	16,398,164	1.56%
Interstate Fibernet, Inc., 2nd Lien Term Loan, LIBOR + 7.5%, due 7/31/14
(Acquired 7/31/07, Amortized Cost $13,074,082)	$13,074,082	12,145,822	1.16%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan,
EURIBOR + 5.5%, due 2/16/17
(Acquired 8/29/07, Amortized Cost $3,623,753) - (Netherlands) (7)	€2,640,087	3,413,476	0.33%
Total Telecom Wireline		81,633,534

Total Bank Debt (Cost $635,479,564)		586,312,092

Other Corporate Debt Securities (8.94%)
Gambling Industries (1.20%)
Harrah's Operating Company Inc., Senior Notes, 10.75%, due 2/1/16	$21,918,000	11,397,360	1.09%
Harrah's Operating Company Inc., Senior Notes, 5.375%, due 12/15/13	$3,360,000	1,129,229	0.11%
Total Gambling Industries		12,526,589

Home Furnishings Stores (0.17%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$6,591,000	1,837,637	0.17%

Industrial Machinery Manufacturing (1.05%)
GSI Group Corporation, Senior Notes, 11%, due 8/20/13
(Acquired 8/20/08, Amortized Cost $11,428,365) (8)	$13,347,000	11,051,316	1.05%

Nonferrous Metal (except Aluminum) Production and Processing (0.38%)
International Wire Group, Senior Secured Subordinated Notes, 10%, due 10/15/11
(Acquired 7/15/04 and 7/19/04, Amortized Cost $4,401,270) (2), (8)	$3,940,000	3,938,424	0.38%

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

September 30, 2008

Showing Percentage of Total Cash and Investments of the Company

	Principal Amount	Fair	Percent of Cash and
Security	or Shares	Value	Investments

Debt Securities (continued)
Offices of Real Estate Agents and Brokers (0.48%)
Realogy Corporation, Senior Subordinated Notes, 12.375%, due 4/15/15	$8,430,000	$3,223,210	0.31%
Realogy Corporation, Senior Notes, 10.5%, due 4/15/14	$4,044,000	1,829,910	0.17%
Total Offices of Real Estate Agents and Brokers		5,053,120

Other Amusement and Recreation Industries (1.41%)
Bally Total Fitness Holdings, Inc., Senior Subordinated Notes,
14.0% Cash or 15.625% PIK, due 10/1/13
(Acquired 10/1/07, Amortized Cost $37,793687) (8)	$36,979,333	14,791,733	1.41%

Plastics Product Manufacturing (1.29%)
Pliant Corporation, Senior Secured 2nd Lien Notes, 11.125%, due 9/1/09	$15,847,000	11,397,796	1.09%
Radnor Holdings, Senior Secured Tranche C Notes, LIBOR + 7.25%, due 9/15/09
(Acquired 4/4/06, Amortized Cost $16,144,412) (2), (4), (8)	$16,527,000	2,109,837	0.20%
Total Plastics Product Manufacturing		13,507,633

Sporting Goods, Hobby, and Musical Instrument Stores (0.24%)
Michaels Stores, Inc., Senior Unsecured Notes, 10%, due 11/1/14	$4,032,000	2,540,160	0.24%

Telecom Wireline (2.72%)
NEF Telecom Company BV, Mezzanine Term Loan,
EURIBOR + 10% PIK, due 8/16/17
(Acquired 8/29/07, Amortized Cost $33,564,964) - (Netherlands) (7)	€24,147,912	28,473,965	2.72%

Total Other Corporate Debt Securities (Cost $156,285,380)		93,720,577

Total Debt Securities (Cost $791,764,944)		680,032,669

Equity Securities (30.33%)
Activities Related to Credit Intermediation (6.41%)
Online Resources Corporation, Series A-1 Convertible Preferred Stock
(Acquired 7/3/06, Cost $52,744,807) (2), (3), (4), (8), (9)	52,744.807	57,096,254	5.45%
Online Resources Corporation, Common Stock (2), (4), (9), (11)	1,302,445	10,119,998	0.96%
Total Activities Related to Credit Intermediation		67,216,252

Basic Chemical Manufacturing (0.07%)
THL Hawkeye Equity Investors, LP Interest
(Acquired 7/25/06, Cost $5,344,815) (4), (8)	5,626,113	682,166	0.07%

Clothing Stores (1.50%)
Stage Stores Inc., Common Stock	1,148,948	15,694,630	1.50%

Communications Equipment Manufacturing (4.56%)
Dialogic Corporation, Class A Convertible Preferred Stock
(Acquired 9/28/06, Cost $7,032,638) (2), (4), (8)	7,197,769	7,449,691	0.71%
Enterasys Networks, Inc., Series A Convertible Preferred Stock
(Acquired 3/1/06 and 11/7/06, Cost $24,613,227) (2), (3), (4), (8), (9)	24,613.227	36,796,774	3.51%
Enterasys Networks, Inc., Series B Convertible Preferred Stock
(Acquired 3/1/06, Cost $2,815,947) (2), (3), (4), (8), (9)	4,369.871	3,517,746	0.34%
Total Communications Equipment Manufacturing		47,764,211

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

September 30, 2008

Showing Percentage of Total Cash and Investments of the Company

			Percent of
		Fair	Cash and
Security	Shares	Value	Investments

Equity Securities (continued)
Data Processing, Hosting, and Related Services (0.30%)
GXS Holdings, Inc., Common Stock
(Acquired 3/28/08, Amortized Cost $1,615,439) (4), (8), (10)	1,680,056	$3,007,301	0.29%
GXS Holdings, Inc., Series A Preferred Stock
(Acquired 3/28/08, Amortized Cost $64,618) (4), (8), (10)	67,203	120,292	0.01%
Total Data Processing, Hosting and Related Services		3,127,593

Depository Credit Intermediation (1.97%)
Doral Holdings, LP Interest
(Acquired 7/12/07, Cost $19,111,941) (4), (8)	19,111,941	20,621,893	1.97%

Electric Power Generation, Transmission and Distribution (0.55%)
Mach Gen, LLC, Common Units
(Acquired 8/17/05, 11/9/05, 12/14/05 and 12/19/05, Cost $1,442,223) (4), (8)	8,012	5,074,000	0.48%
Mach Gen, LLC, Warrants to purchase Warrant Units
(Acquired 8/17/05, 11/9/05, 12/14/05 and 12/19/05, Cost $597,390) (4), (8)	3,236	728,100	0.07%
Total Electric Power Generation, Transmission and Distribution		5,802,100

Industrial Machinery Manufacturing (0.13%)
GSI Group, Inc., Warrants to Purchase Common Shares
(Acquired 8/20/08, Amortized Cost $1,949,763) (4), (8)	373,876	1,316,043	0.13%

Motor Vehicle Parts Manufacturing (7.60%)
EaglePicher Holdings, Inc., Common Stock
(Acquired 3/9/05, Cost $47,302,876) (2), (3), (4), (8), (9), (12)	2,561,000	79,608,685	7.60%

Nonferrous Metal (except Aluminum) Production and Processing (1.67%)
International Wire Group, Inc., Common Stock
(Acquired 7/15/04 and 7/19/04, Cost $9,581,477) (2), (4), (8), (9)	637,171	17,503,087	1.67%

Plastics Product Manufacturing (4.12%)
Pliant Corporation, Common Stock
(Acquired 7/19/06, Cost $215) (4), (8), (14)	515	515	-
Pliant Corporation, 13%, PIK Preferred Stock	8,379	3,406,270	0.32%
Radnor Holdings, Series A Convertible Preferred Stock
(Acquired 10/27/05, Cost $16,977,271) (2), (4), (8), (9)	18,656,037	-	-
Radnor Holdings, Common Stock
(Acquired 7/31/06, Cost $141,356) (2), (4), (8), (9)	70	-	-
Radnor Holdings, Non-Voting Common Stock
(Acquired 7/31/06, Cost $1,489,840) (2), (4), (8), (9)	724	-	-
Radnor Holdings, Warrants for Common Stock
(Acquired 10/27/05, Cost $594) (2), (4), (8), (9)	1	-	-
Radnor Holdings, Warrants for Non-Voting Common Stock
(Acquired 10/27/05, Cost $594) (2), (4), (8), (9)	1	-	-
WinCup, Inc., Common Stock
(Acquired 11/29/06, Cost $73,517,938) (2), (3), (4), (8), (13)	73,517,938	39,804,695	3.80%
Total Plastics Product Manufacturing		43,211,480

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

September 30, 2008

Showing Percentage of Total Cash and Investments of the Company

	Principal Amount	Fair	Percent of Cash and
Security	or Shares	Value	Investments

Equity Securities (continued)
Satellite Telecommunications (0.60%)
WildBlue Communications, Inc., Warrants to Purchase Common Stock
(Acquired 8/16/08, Cost $1,205,976) (3), (4), (8)	92,980	$6,329,149	0.60%

Semiconductor and Other Electronic Component Manufacturing (0.49%)
TPG Hattrick Holdco, LLC, Common Units
(Acquired 4/21/06, Cost $3,829,068) (4), (8)	2,296,747	5,144,713	0.49%

Telecom Wireline (0.36%)
NEF Kamchia Co-Investment Fund, LP Interest
(Acquired 7/30/07, Cost $5,780,030) - (Cayman Islands) (4), (7), (8)	4,215,000	3,821,257	0.36%

Total Equity Securities (Cost $311,014,983)		317,843,259

Total Investments (Cost $1,102,779,927) (15)		997,875,928

Cash and Cash Equivalents (4.79%)
General Electric Capital Corporation, Commercial Paper, 2.25%, due 10/7/08	$19,000,000	18,992,875	1.81%
Toyota Motor Credit Corporation, Commercial Paper, 2%, due 10/1/08	$4,000,000	4,000,000	0.38%
Wells Fargo, Overnight Repurchase Agreement, 0.55%,
Collateralized by FHLB Discount Notes	$6,981,453	6,981,453	0.67%
Cash Denominated in Foreign Currencies (Cost $616,068)	€444,686	626,652	0.06%
Cash Held on Account at Various Institutions	$19,586,220	19,586,220	1.87%
Total Cash and Cash Equivalents		50,187,200

Total Cash and Investments		$1,048,063,128	100.00%

Notes to Statement of Investments

(1)
Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer).
Changes to investments in securities of affiliated issuers during the nine months ended September 30, 2008 were as follows:

Investment	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period
EaglePicher Holdings, Inc., Common Stock	$89,679,818	$-	$-	$79,608,685
EaglePicher Corporation, 1st Lien Tranche B Term Loan, LIBOR + 4.5%, due 12/31/12	9,405,278	-	3,539,177	5,378,183
EaglePicher Corporation, 2nd Lien Term Loan, LIBOR + 7.5%, due 12/31/13	5,015,152	-		4,818,647
Dialogic Corporation, Senior Secured Note, LIBOR + 10%, due 9/30/10	48,203,479	-	24,336,102	18,021,142
Dialogic Corporation, Senior Secured Note, LIBOR + 8%, due 10/6/12	24,958,843	-	20,882,372	7,173,294
Dialogic Corporation, Class A Convertible Preferred Stock	12,955,984	-	-	7,449,691
Enterasys Network Distribution Ltd., 2nd Lien Term Loan, LIBOR + 9.25%, due 2/22/11	6,432,354	-	-	6,465,006

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

September 30, 2008

Investment	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period
Enterasys Networks, Inc., 2nd Lien Term Loan, LIBOR + 9%, due 2/22/11	28,203,402	-	-	28,346,566
Enterasys Networks, Inc., Mezzanine Term Loan, LIBOR + 9.166%, due 2/22/11	26,256,365	-	-	26,740,035
Enterasys Networks, Inc., Series A Convertible Preferred Stock	29,966,604	-	-	36,796,774
Enterasys Networks, Inc., Series B Convertible Preferred Stock	3,452,198	-	-	3,517,746
International Wire Group, Senior Secured Subordinated Notes, 10%, due 10/15/11	4,028,650	-	-	3,938,424
International Wire Group, Inc., Common Stock	14,177,055	-	-	17,503,087
Online Resources Corporation, Series A-1 Convertible Preferred Stock	60,883,331	-	-	57,096,254
Online Resources Corporation, Common Stock	15,525,144	-	-	10,119,998
Radnor Holdings Corporation, Senior Secured C Notes LIBOR + 7.25%, due 9/15/09	2,109,837	-	-	2,109,837
Radnor Holdings Corporation, Series A Convertible Preferred Stock	-	-	-	-
Radnor Holdings, Common Stock	-	-	-	-
Radnor Holdings, Non-Voting Common Stock	-	-	-	-
Radnor Holdings, Warrants for Common Stock	-	-	-	-
Radnor Holdings, Warrants for Non-Voting Common Stock	-	-	-	-
WinCup, Inc., Common Stock	68,499,591	-	-	39,804,695
WinCup, Inc., Term Loan C-2, LIBOR + 14.5% PIK, due 5/29/10	-	7,032,641		7,138,130
TR Acquisition Holdings, LLC, 10% PIK, due 5/31/10	9,374,742	7,879,834	-	15,495,689

(3)	Priced by independent third party pricing service.

(4)	Non-income producing security.

(5)	On 10/9/07, the Company held Realogy Corporation Senior Subordinated Notes, 12.375%, due 4/15/15, priced at 77.598.

(6)	On 10/26/07 and 1/11/08, the Company held Realogy Corporation Senior Subordinated Notes, 12.375%, due 4/15/15, priced at 73 and 58.227, respectively.

(7)	Principal amount denominated in euros. Amortized cost and fair value converted from euros to U.S. dollars.

(8)	Restricted security.

(9)	Investment is not a controlling position.

(10)	Priced by the investment manager.

(11)	Priced at NASDAQ closing price.

(12)	The Company's advisor may demand registration at any time more than 180 days following the first initial public offering of common equity by the issuer.

(13)	Issuer is a controlled company.

(14)
The Company may demand registration of the shares as part of a majority (by interest) of the holders of the registrable shares of the issuer, or in connection with an initial public offering by the issuer.

(15)	Includes investments with an aggregate market value of $45,503,287 that have been segregated to collateralize certain unfunded commitments.

Aggregate purchases and aggregate sales of investment securities, other than Government securities, totaled $205,664,709 and $271,810,468 respectively.
Aggregate purchases includes securities received as payment in kind. Aggregate sales includes principal paydowns on debt securities.

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

September 30, 2008

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $1,102,779,927. Net unrealized depreciation aggregated $113,290,414, of which $77,407,115 related to appreciated investment securities and $190,697,529 related to depreciated investment securities.

The total value of restricted securities and bank debt as of September 30, 2008 was $906,825,763 or 86.52% of total cash and investments of the Company.

Forward contracts and swaps at September 30, 2008 were as follows:

	Number of
	Contracts or	Fair
Instrument	Notional Amount	Value

Forward Contracts
Euro/US Dollar Forward Currency Contract, Expire 9/15/09	$823,105	(60,676)
Euro/US Dollar Forward Currency Contract, Expire 2/1/10	$1,373,768	(75,977)
Total Forward Contracts		(136,653)

Swaps
Euro/US Dollar Cross Currency Basis Swap, Expire 9/13/16	$36,243,909	(4,957,147)
Euro/US Dollar Cross Currency Basis Swap, Expire 5/17/12	$31,096,999	(1,748,987)
Total Swaps		(6,706,134)

Total Forward Contracts and Swaps		$(6,842,787)

On January 1, 2008, the Company adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 also establishes a hierarchy that prioritizes the inputs used to measure fair value. The level category in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. At September 30, 2008, the investments of the Company were categorized as follows:

Level	Basis for Determining Fair Value	Aggregate Value
1	Quoted prices in active markets for identical assets	$25,814,628
2	Other observable market inputs*	261,722,967
3	Independent third-party pricing sources that employ significant unobservable inputs	683,890,071
3	Internal valuations with significant unobservable inputs	26,448,262

* E.g. quoted prices in inactive markets or quotes for comparable investments

Changes in investments categorized as Level 3 during the nine months ended September 30, 2008 were as follows:

	Independent Third Party Valuation	Investment Manager Valuation
Beginning balance	$470,862,704	$21,701,701
Net realized and unrealized gains (losses)	(70,515,024)	(1,418,337)
Net acquisitions and dispositions	39,267,336	6,164,898
Net transfers in/out of category	322,809,727	-
Ending balance	$683,890,071	$26,448,262

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(68,550,231)	$(1,418,337)

Valuations of swaps and forward currency transactions at September 30, 2008 were determined as follows:

Level	Basis for Determining Fair Value	Aggregate Value
2	Other observable market inputs	(6,842,787)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b) Not applicable.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Opportunities Fund, LLC

By: /s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: December 1, 2008

By: /s/ Paul L. Davis
Name: Paul L. Davis
Title: Chief Financial Officer
Date: December 1, 2008